Leases - Schedule of Aggregate Future Minimum Rental Payments under Non-cancelable Agreement (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2022	¥ 15,619
2023	10,837
2024 and after	244
Total future minimum rental payment	26,700
Less amount representing imputed interest	(7,792)
Present value of future minimum rental payments	18,908
Less current portion, recorded in other current liabilities	(11,312)	$ (1,775)	¥ (9,481)
Long-term lease liabilities, recorded in other long-term liabilities	¥ 7,596	$ 1,192	¥ 11,693